Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000150491 [Member] | Barclays PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000150491 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000150491 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000150491 [Member] | Vodafone Group PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000150491 [Member] | Fairfax Financial Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000150491 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150491 [Member] | Magna International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150491 [Member] | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150491 [Member] | Liberty Global Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150491 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000150491 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150491 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000150491 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000150491 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150491 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000150491 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000150491 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150491 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150491 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000150491 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000150491 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000150491 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000150491 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150491 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000150491 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000176262 [Member] | Vodafone Group PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000176262 [Member] | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000176262 [Member] | Liberty Global Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176262 [Member] | Eurocell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000176262 [Member] | Vistry Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000176262 [Member] | ISS A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000176262 [Member] | Opmobility [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000176262 [Member] | JD Sports Fashion PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176262 [Member] | Goldman Sachs Access Treasury 0 1 Year ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000176262 [Member] | B And M European Value Retail S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000176262 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000176262 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000176262 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176262 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000176262 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000176262 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000176262 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000176262 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000176262 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000176262 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000176262 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000176262 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%